RESTATEMENT OF THE YEAR ENDED DECEMBER 31, 2012 (Details) - Schedule of Error Corrections and Prior Period Adjustments (USD $)	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Jun. 17, 2004	Dec. 31, 2003
Cash	$ 123,474	$ 133,873	$ 137,394	$ 42,008	$ 129,888								$ 0
Total Current Assets	123,474	133,873		42,008
Certificates of Deposit	173,043	172,880		172,499
Deferred Financing Costs, net	54,777	22,966		14,471
Mining Claims – Unproved	1,795,780	1,797,488		1,797,488
Property, Plant & Equipment, net of accumulated depreciation	553,142	608,038		635,212
Available For Sale Securities	10,000	22,500		12,550
Reclamation Bond – Fraser River	5,000	5,000		2,000
Total Other Assets	2,649,115	2,686,245		2,634,220
TOTAL ASSETS	2,772,589	2,820,118		2,676,228
Accounts Payable	45,299	41,611		56,617
Accrued Expenses - Related Party	881,474	820,474		884,474
Accrued Expenses – Ruby Mine	0	0		12,250
Accrued Interest	153,815	101,366		41,363
Convertible notes payable (net of discounts of $166,307 and $0, respectively)	1,041,361	836,858		608,193
Deferred Gain	0	0		9,835
Derivative Liability	644,163	696,648		496,827
Note Payable – Ruby Mine Mortgage	633,104	627,101		1,774,822
Note Payable (net of discounts of $0 and $20,568, respectively)	9,272	41,687		0
Total Current Liabilities	3,419,044	3,383,679		3,884,381
Asset Retirement Obligation	4,716	6,158		5,584
Total Long-Term Liabilities	1,121,439	1,211,695		5,584
Total Liabilities	4,540,483	4,595,374		3,889,965
Common shares subject to redemption, stated at estimated redemption value, 4,517,601 shares outstanding at December 31, 2012	697,046	667,758		367,490
Total Commitment & Contingencies	697,046	667,758		367,490
Common stock, $0.001 par value, 250,000,000 shares authorized, 97,485,130 and 96,783,480 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	187,087	127,898		97,485
Additional Paid-In Capital	13,935,779	12,962,791		11,805,636
Stock Payable	18,392	0		0
Accumulated Other Comprehensive Income	(15,050)	(2,550)		(12,500)
Deficit Accumulated During Exploration Stage	(16,595,148)	(15,535,153)		(13,475,848)
Total Stockholders’ Equity (Deficit)	(2,464,940)	(2,443,014)		(1,581,227)	41,082	(428,870)	(598,827)	(433,103)	(377,405)	(211,157)	1,376,609	(90,587)		0
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	2,772,589	2,820,118		2,676,228
Series I Preferred Stock [Member] | Scenario, Previously Reported [Member]
Preferred stock value				0
Series I Preferred Stock [Member] | Scenario, Adjustment [Member]
Preferred stock value				0
Series I Preferred Stock [Member] | Scenario, Actual [Member]
Preferred stock value				0
Series I Preferred Stock [Member]
Preferred stock value	0	0		0
Series A Preferred Stock [Member] | Scenario, Previously Reported [Member]
Preferred stock value				4,000
Series A Preferred Stock [Member] | Scenario, Adjustment [Member]
Preferred stock value				0
Series A Preferred Stock [Member] | Scenario, Actual [Member]
Preferred stock value				4,000
Series A Preferred Stock [Member]
Preferred stock value	4,000	4,000		4,000
Series G Preferred Stock [Member] | Scenario, Previously Reported [Member]
Preferred stock value				0
Series G Preferred Stock [Member] | Scenario, Adjustment [Member]
Preferred stock value				0
Series G Preferred Stock [Member] | Scenario, Actual [Member]
Preferred stock value				0
Scenario, Previously Reported [Member]
Cash				42,008
Accounts Receivable				0
Total Current Assets				42,008
Certificates of Deposit				172,499
Deferred Financing Costs, net				14,471
Goodwill				0
Mining Claims – Unproved				1,797,488
Property, Plant & Equipment, net of accumulated depreciation				635,212
Other Assets				0
Available For Sale Securities				12,550
Reclamation Bond – Fraser River				2,000
Total Other Assets				2,634,220
TOTAL ASSETS				2,676,228
Accounts Payable				56,617
Accrued Expenses - Related Party				884,474
Accrued Expenses – Ruby Mine				12,250
Accrued Interest				41,363
Convertible notes payable (net of discounts of $166,307 and $0, respectively)				608,193
Deferred Gain				9,835
Derivative Liability				496,827
Note Payable – Ruby Mine Mortgage				1,774,822
Note Payable (net of discounts of $0 and $20,568, respectively)				0
Total Current Liabilities				3,884,381
Asset Retirement Obligation				5,584
Total Long-Term Liabilities				5,584
Total Liabilities				3,889,965
Common shares subject to redemption, stated at estimated redemption value, 4,517,601 shares outstanding at December 31, 2012				0
Total Commitment & Contingencies				0
Common stock, $0.001 par value, 250,000,000 shares authorized, 97,485,130 and 96,783,480 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively				102,003
Additional Paid-In Capital				12,168,608
Stock Payable				0
Accumulated Other Comprehensive Income				(12,500)
Deficit Accumulated During Exploration Stage				(13,475,848)
Total Stockholders’ Equity (Deficit)				(1,213,737)
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)				2,676,228
Scenario, Adjustment [Member]
Cash				0
Accounts Receivable				0
Total Current Assets				0
Certificates of Deposit				0
Deferred Financing Costs, net				0
Goodwill				0
Mining Claims – Unproved				0
Property, Plant & Equipment, net of accumulated depreciation				0
Other Assets				0
Available For Sale Securities				0
Reclamation Bond – Fraser River				0
Total Other Assets				0
TOTAL ASSETS				0
Accounts Payable				0
Accrued Expenses - Related Party				0
Accrued Expenses – Ruby Mine				0
Accrued Interest				0
Convertible notes payable (net of discounts of $166,307 and $0, respectively)				0
Deferred Gain				0
Derivative Liability				0
Note Payable – Ruby Mine Mortgage				0
Note Payable (net of discounts of $0 and $20,568, respectively)				0
Total Current Liabilities				0
Asset Retirement Obligation				0
Total Long-Term Liabilities				0
Total Liabilities				0
Common shares subject to redemption, stated at estimated redemption value, 4,517,601 shares outstanding at December 31, 2012				367,490
Total Commitment & Contingencies				367,490
Common stock, $0.001 par value, 250,000,000 shares authorized, 97,485,130 and 96,783,480 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively				(4,518)
Additional Paid-In Capital				(362,972)
Stock Payable				0
Accumulated Other Comprehensive Income				0
Deficit Accumulated During Exploration Stage				0
Total Stockholders’ Equity (Deficit)				(367,490)
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)				0
Scenario, Actual [Member]
Cash				42,008
Accounts Receivable				0
Total Current Assets				42,008
Certificates of Deposit				172,499
Deferred Financing Costs, net				14,471
Goodwill				0
Mining Claims – Unproved				1,797,488
Property, Plant & Equipment, net of accumulated depreciation				635,212
Other Assets				0
Available For Sale Securities				12,550
Reclamation Bond – Fraser River				2,000
Total Other Assets				2,634,220
TOTAL ASSETS				2,676,228
Accounts Payable				56,617
Accrued Expenses - Related Party				884,474
Accrued Expenses – Ruby Mine				12,250
Accrued Interest				41,363
Convertible notes payable (net of discounts of $166,307 and $0, respectively)				608,193
Deferred Gain				9,835
Derivative Liability				496,827
Note Payable – Ruby Mine Mortgage				1,774,822
Note Payable (net of discounts of $0 and $20,568, respectively)				0
Total Current Liabilities				3,884,381
Asset Retirement Obligation				5,584
Total Long-Term Liabilities				5,584
Total Liabilities				3,889,965
Common shares subject to redemption, stated at estimated redemption value, 4,517,601 shares outstanding at December 31, 2012				367,490
Total Commitment & Contingencies				367,490
Common stock, $0.001 par value, 250,000,000 shares authorized, 97,485,130 and 96,783,480 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively				97,485
Additional Paid-In Capital				11,805,636
Stock Payable				0
Accumulated Other Comprehensive Income				(12,500)
Deficit Accumulated During Exploration Stage				(13,475,848)
Total Stockholders’ Equity (Deficit)				(1,581,227)
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)				$ 2,676,228